Expense Example	Dec. 31, 2025 USD ($)
Allspring Variable Trust - Class 1 | VT Discovery All Cap Growth Fund | 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Allspring Variable Trust - Class 1 | VT Opportunity Fund | 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,018
Allspring Variable Trust - Class 1 | VT Small Cap Growth Fund | 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Allspring Variable Trust - Class 2 | VT Discovery All Cap Growth Fund | 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,267
Allspring Variable Trust - Class 2 | VT Opportunity Fund | 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,310
Allspring Variable Trust - Class 2 | VT Small Cap Growth Fund | 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Allspring Variable Trust - Class 2 | VT Discovery SMID Cap Growth Fund | 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Allspring Variable Trust - Class 2 | VT Index Asset Allocation Fund | 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,352